Financial Risks - Summary of Changes in Fair Value have been Recognized for these Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	€ 45	€ (24)
Cumulative change in fair value attributable to changes in credit risk held at 31 December	20	(22)
Debt securities [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	46	(24)
Cumulative change in fair value attributable to changes in credit risk held at 31 December	20	(22)
Money market and other short-term investments [member]
Disclosure of changes in the fair value of financial assets designated at fair value through profit or loss [line items]
Change in fair value attributable to changes in credit risk during the year	(1)
Cumulative change in fair value attributable to changes in credit risk held at 31 December	€ 0